SHARE-BASED COMPENSATION - General information (Details) $ in Thousands		12 Months Ended			19 Months Ended
	Oct. 26, 2022 USD ($)	Dec. 31, 2022 USD ($) tranche	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 executiveDirector non-executiveDirector
Share based compensation [Line Items]
Number of executive directors | executiveDirector					1
Number of non-executive directors | non-executiveDirector					7
Authorization period for share issuance		18 months
Share-based compensation		$ 6,392	$ 9,055	$ 8,405
Restricted stock units
Share based compensation [Line Items]
Share-based compensation	$ 5,000	$ 474	$ 0	$ 0
Number of vesting tranches | tranche		4